INVESTMENTS	12 Months Ended
Dec. 31, 2021
Changes In Dividends Receivable Are As Follows
INVESTMENTS

16.	INVESTMENTS

	Control	2021	2020
Hidrelétrica Cachoeirão	Jointly controlled	59	53
Guanhães Energia	Jointly controlled	125	131
Hidrelétrica Pipoca	Jointly controlled	47	36
Retiro Baixo	Jointly controlled	201	195
Aliança Norte (Belo Monte plant)	Jointly controlled	609	631
Amazônia Energia (Belo Monte plant)	Jointly controlled	933	965
Madeira Energia (Santo Antônio plant)	Affiliated	—	209
FIP Melbourne (Santo Antônio plant)	Affiliated	—	158
Lightger	Jointly controlled	124	131
Baguari Energia	Jointly controlled	168	159
Aliança Geração	Jointly controlled	1,141	1,167
Taesa	Jointly controlled	1,580	1,467
Ativas Data Center	Affiliated	16	17
UFV Janaúba Geração de Energia Elétrica Distribuída	Jointly controlled	3	10
UFV Manga Geração de Energia Elétrica Distribuída	Jointly controlled	11	11
UFV Corinto Geração de Energia Elétrica S.A.	Jointly controlled	9	10
UFV Bonfinópolis Geração de Energia Elétrica Distribuída	Jointly controlled	6	6
UFV Lagoa Grande Geração de Energia Elétrica Distribuída	Jointly controlled	15	15
UFV Lontra Geração de Energia Elétrica Distribuída	Jointly controlled	18	17
UFV Mato Verde Geração de Energia Elétrica Distribuída	Jointly controlled	6	6
UFV Mirabela Geração de Energia Elétrica Distribuída	Jointly controlled	4	4
UFV Porteirinha I Geração de Energia Elétrica Distribuída	Jointly controlled	5	6
UFV Porteirinha II Geração de Energia Elétrica Distribuída	Jointly controlled	7	7
UFV Brasilândia Geração de Energia Elétrica Distribuída (1)	Jointly controlled	15	—
Axxiom Soluções Tecnológicas	Jointly controlled	4	4
Total of investments		5,106	5,415
Itaocara — equity deficit (2)	Jointly controlled	(21)	(30)
Madeira Energia (Santo Antônio Plant) — provisions to losses (3)	Affiliated	(162)	—
Total		4,923	5,385

(1)	On March 31, 2021, through its wholly-owned subsidiary Cemig Soluções Inteligentes em Energia S.A. (Cemig Sim), the Company acquired 49% of the specialized generation company UFV Brasilândia Geração de Energia Elétrica Distribuída S.A. (‘Brasilândia’), which operates in photovoltaic solar generation for the distributed generation market, with installed capacity of 7.35 MWp, for R$12, achieving a fair value gain of R$2.
(2)	On December 31, 2021 and 2020, the investee has negative net equity. Thus, after reducing the accounting value of its interest to zero, the Company recognized the provision for losses to the extent of its obligations, in the amount of R$21 (R$30 on December 31, 2020), resulting from contractual obligations assumed with the jointly controlled entity and the other shareholders. The loss is recorded in the balance sheet in Other obligations. Additionally, on December 1, 2021, Cemig GT injected capital into UHE Itaocara S.A., to assist in compliance with the final Arbitration Ruling against the investee, given by the FGV in its Mediation and Arbitration Chamber, in the amount of R$40. This amount is proportional to its shareholding interest in the investee. Further, R$1,359 was injected to cover the expenses specified in the 2021 budget of the investee.
(3)	A loss was recognized to the extent that the Company has incurred obligations on behalf of the investee and the other shareholders. On December 31, 2021 this amount was R$162. See further information in this note.

The Company’s investees that are not consolidated are jointly controlled entities, with the exception of the interests in the affiliates Madeira Energia (Santo Antônio power plant), Ativas Data Center and Light, the latter was classified as an asset held for sale at December, 31, 2020, and its sale was completed on January 22, 2021. See Note 32 for more information.

On December 31, 2021, management considered that there was some indication, due to the economic shock of the Covid-19 pandemic (Note 1c), of potential decline in value of assets, as referred to in IAS 36– Impairments of Assets. As a result of the analyzes, the Company concluded that the pandemic’s effects on the economic context and the long term expectation of realization of the assets underwent no significant change. Thus, the reported assets net carrying amount is recoverable, and therefore the Company has not recognized any impairment loss related to its investments, except for the investment held in Mesa, as disclosed in more detail in this Note.

Additionally, in relation to the above, the Company’s management has assessed the risk threatening all its investments ability to continue as a going concern, taking substantially into consideration: the economic-financial clauses of Cemig D and Gasmig; the guarantee of revenues of the transmission companies; the protection against force majeure reduction in regulated generation contracts; and all the legal measures that have been applied by the federal government and by Aneel — and has concluded that the Company and its subsidiaries’ ability to continue as going concern is secure.

a)	Right to exploitation of the regulated activity

In the process of allocating the purchase price for of the acquisition of the jointly controlled subsidiaries and affiliates, a valuation was made for the intangible assets relating to the right to operate the infrastructure. These assets are presented together with the acquisition cost of the investments in the previous table. These assets will be amortized over the remaining period of the concessions on a straight-line basis.

The rights of authorization to generate wind energy granted to Parajuru and Volta do Rio, valued at R$49 (R$54 on December 31, 2020) and R$67 (R$74 on December 31, 2020), respectively, are classified in the financial statements of the Company under Intangibles. These concession assets are amortized by the straight-line method, during the period of the concession. For further information see note 18.

Changes in these assets are as follows:

Investees	2018	Amortization	2019	Amortization	2020	Amortization	Disposals (1)	2021
Retiro Baixo	32	(1)	31	(1)	30	(1)	—	29
Madeira Energia (Santo Antônio plant)	18	(1)	17	(1)	16	(1)	(15)	—
Lightger	84	(3)	81	(3)	78	(2)	—	76
Aliança Geração	378	(25)	353	(25)	328	(25)	—	303
Aliança Norte (Belo Monte plant)	53	(2)	51	(2)	49	(2)	—	47
Taesa	180	(9)	171	(8)	163	(9)	—	154
Total	745	(41)	704	(40)	664	(40)	(15)	609
(1)	The Company’s investment in Madeira Energia S.A. was written down to zero, as a result of the judgment given in the arbitration proceedings. There is more information below in this note.

b)	This table shows the changes in investments in subsidiaries, jointly controlled entities and affiliates:

Investee	2020	Gain (loss) by equity method (Income statement)	Dividends	Additions / acquisitions	Losses on investments	Others	2021
Hidrelétrica Cachoeirão	53	14	(8)	—	—	—	59
Guanhães Energia	131	(6)	—	—	—	—	125
Hidrelétrica Pipoca	36	11	—	—	—	—	47
Madeira Energia (Santo Antônio plant)	209	(209)	—	—	—	—	—
FIP Melbourne (Santo Antônio plant)	158	(158)	—	—	—	—	—
Lightger	131	5	(12)	—	—	—	124
Baguari Energia	159	31	(22)	—	—	—	168
Amazônia Energia (Belo Monte plant)	965	(32)	—	—	—	—	933
Aliança Norte (Belo Monte plant)	631	(22)	—	—	—	—	609
Ativas Data Center	17	(1)	—	—	—	—	16
Taesa	1,467	481	(368)	—	—	—	1,580
Aliança Geração	1,167	199	(225)	—	—	—	1,141
Retiro Baixo	195	13	(7)	—	—	—	201
UFV Janaúba Geração de Energia Elétrica Distribuída	10	1	(2)	—	—	(6)	3
UFV Corinto Geração de Energia Elétrica Distribuída	10	—	(1)	—	—	—	9
UFV Manga Geração de Energia Elétrica Distribuída	11	2	(2)	—	—	—	11
UFV Bonfinópolis II Geração de Energia Elétrica Distribuída	6	—	—	—	—	—	6
UFV Lagoa Grande Geração de Energia Elétrica Distribuída	15	2	(2)	—	—	—	15
UFV Lontra Geração de Energia Elétrica Distribuída	17	1	—	—	—	—	18
UFV Mato Verde Geração de Energia Elétrica Distribuída	6	1	(1)	—	—	—	6
UFV Mirabela Geração de Energia Elétrica Distribuída	4	1	(1)	—	—	—	4
UFV Porteirinha I Geração de Energia Elétrica Distribuída	6	—	(1)	—	—	—	5
UFV Porteirinha II Geração de Energia Elétrica Distribuída	7	1	(1)	—	—	—	7
UFV Brasilândia Geração de Energia Elétrica Distribuída (2)	—	4	(1)	12	—	—	15
Axxiom Soluções Tecnológicas	4	(2)	—	2	—	—	4
Total of investments	5,415	337	(654)	14	—	(6)	5,106
Itaocara — equity déficit (1)	(30)	7	—	42	(40)	—	(21)
Madeira Energia (Santo Antônio Plant) — provisions to losses (3)	—	(162)	—	—	—	—	(162)
Total	5,385	182	(654)	56	(40)	(6)	4,923

(1)	On December 1, 2021, the Company injected capital into UHE Itaocara S.A., to assist in compliance with the final Arbitration Ruling against the investee, given by the FGV in its Mediation and Arbitration Chamber, in the amount of R$40. This amount is proportional to its shareholding interest in the investee, and was recognized under Other expenses in the Company’s income statement. Further, R$1 was injected to cover the expenses specified in the 2021 budget of the investee.
(2)	Includes the amount of R$2 of the acquisition of the jointly controlled subsidiary UFV Brasilândia.
(3)	A loss was recognized for extension of the contractual obligations which the Company had assumed to the investee and the other shareholders. On December 31, 2021 this amount was R$162.There is more information below in this note.

Investee	2019	Gain (loss) by equity method (Income statement) (3)	Remeasurement of previously held equity interest in subsidiaries acquired (step-acquisition)	Dividends	Additions / acquisitions	Others	Disposals	2020
Companhia de Transmissão Centroeste de Minas	24	—	37	—	45	14	(120)	—
Hidrelétrica Cachoeirão	54	9	—	(10)	—	—	—	53
Guanhães Energia (1)	131	—	—	—	—	—	—	131
Hidrelétrica Pipoca	31	11	—	(6)	—	—	—	36
Madeira Energia (Santo Antônio plant)	167	42	—	—	—	—	—	209
FIP Melbourne (Santo Antônio plant)	385	(227)	—	—	—	—	—	158
Lightger (1)	128	10	—	(7)	—	—	—	131
Baguari Energia	157	23	—	(21)	—	—	—	159
Amazônia Energia (Belo Monte plant)	1,028	(63)	—	—	—	—	—	965
Aliança Norte (Belo Monte plant)	671	(40)	—	—	—	—	—	631
Ativas Data Center	16	1	—	—	—	—	—	17
Taesa	1,213	494	—	(240)	—	—	—	1,467
Aliança Geração	1,192	89	—	(114)	—	—	—	1,167
Retiro Baixo	180	15	—	—	—	—	—	195
UFV Janaúba Geração de Energia Elétrica Distribuída	10	1	—	(1)	—	—	—	10
UFV Corinto Geração de Energia Elétrica Distribuída	—	1	—	—	9	—	—	10
UFV Manga Geração de Energia Elétrica Distribuída	—	1	—	—	10	—	—	11
UFV Bonfinópolis II Geração de Energia Elétrica Distribuída	—	—	—	—	6	—	—	6
UFV Lagoa Grande Geração de Energia Elétrica Distribuída	—	3	—	—	12	—	—	15
UFV Lontra Geração de Energia Elétrica Distribuída	—	3	—	—	14	—	—	17
UFV Mato Verde Geração de Energia Elétrica Distribuída	—	1	—	—	5	—	—	6
UFV Mirabela Geração de Energia Elétrica Distribuída	—	—	—	—	5	(1)	—	4
UFV Porteirinha I Geração de Energia Elétrica Distribuída	—	—	—	—	6	—	—	6
UFV Porteirinha II Geração de Energia Elétrica Distribuída	—	1	—	—	6	—	—	7
Axxiom Soluções Tecnológicas (1)	13	(9)	—	—	—	—	—	4
Total of investments	5,400	366	37	(399)	118	13	(120)	5,415
Itaocara — equity déficit (2)	(22)	(9)	—	—	1	—	—	(30)
Total	5,378	357	37	(399)	119	13	(120)	5,385

(1)	With the loss of control of Light, the remaining equity interest in these investees was recognized as an investment in affiliates or jointly controlled subsidiaries, and measured by the equity method, in accordance with IFRS 10. More details see notes 1 and 32.
(2)	On December 31, 2019, the investee had negative shareholders’ equity. Thus, after reducing the accounting value of its interest to zero, the Company recognized the provision for losses on investments, in the amount of R$22, resulting from contractual obligations assumed with the subsidiary and the other shareholders.
(3)	Includes bargain purchase related to the acquisition of the joint-controlled entities UFV Corinto, UFV Manga, UFV Lagoa Grande, UFV Lontra, UFV Mato Verde and UFV Porteirinha II, in the amount of R$7.

Investee	2018	Gain (loss) by equity method (Income statement)	Remeasurement of equity interest held in subsidiaries after loss of control	Dividends	Additions / acquisitions	Others	2019
Companhia de Transmissão Centroeste de Minas	20	4	—	—	—	—	24
Axxiom Soluções Tecnológicas	—	—	4	—	9	—	13
Lightger	—	—	128	—	—	—	128
Guanhães Energia	—	—	131	—	—	—	131
Usina Hidrelétrica Itaocara S.A.	—	(50)	5	—	23	22	—
Hidrelétrica Pipoca	31	4	—	(4)	—	—	31
Madeira Energia (Santo Antônio plant)	270	(103)	—	—	—	—	167
FIP Melbourne (Santo Antônio plant)	470	(85)	—	—	—	—	385
Hidrelétrica Cachoeirão	49	11	—	(6)	—	—	54
Baguari Energia	162	22	—	(27)	—	—	157
Amazônia Energia (Belo Monte plant)	1,013	15	—	—	—	—	1,028
Aliança Norte (Belo Monte plant)	664	6	—	—	1	—	671
Ativas Data Center	16	—	—	—	—	—	16
Taesa	1,143	210	—	(141)	—	1	1,213
Aliança Geração	1,217	78	—	(103)	—	—	1,192
Retiro Baixo	171	12	—	(3)	—	—	180
UFV Janaúba Geração de Energia Elétrica Distribuída	9	1	—	—	—	—	10
Total of investments	5,235	125	268	(284)	33	23	5,400
Itaocara — equity deficit	—	—	—	—	—	(22)	(22)
Total	5,235	125	268	(284)	33	1	5,378

(1)	With the loss of control of Light, the remaining equity interest in these investees was recognized as an investment in affiliates or jointly controlled subsidiaries, and measured by the equity method, in accordance with IFRS 10. More details see notes 1 and 32.
(2)	On December 31, 2019, the investee had negative shareholders’ equity. Thus, after reducing the accounting value of its interest to zero, the Company recognized the provision for losses on investments, in the amount of R$22, resulting from contractual obligations assumed with the subsidiary and the other shareholders.

Changes in dividends receivable are as follows:

	2021	2020
Opening balances	188	186
Dividends proposed by investees	655	399
Elimination of dividends due to business combination	—	(1)
Adjustment of dividends proposed by investee classified as held for sale	—	(1)
Withholding income tax on Interest on equity	(9)	(8)
Amounts received	(499)	(387)
Ending balances	335	188

c)	Main information on the subsidiaries, jointly controlled entities and affiliates, not adjusted for the percentage represented by the Company’s ownership interest:

		2021			2020			2019
Investee	Number of shares	Cemig interest %	Share capital	Equity	Cemig interest %	Share capital	Equity	Cemig interest %	Share capital	Equity
Cemig Geração e Transmissão (3)	2,896,785,358	100.00	4,124	7,755	100.00	4,000	5,842	100.00	2,600	5,348
Madeira Energia (Santo Antônio plant) (5)	12,034,025,147	15.51	10,620	1,492	15.51	10,620	2,259	15.51	10,620	3,705
Hidrelétrica Cachoeirão	35,000,000	49.00	35	120	49.00	35	110	49.00	35	110
Guanhães Energia (4)	548,626,000	49.00	549	255	49.00	549	268	49.00	549	268
Hidrelétrica Pipoca	41,360,000	49.00	41	95	49.00	41	73	49.00	41	63
Baguari Energia (1)	26,157,300,278	69.39	187	243	69.39	187	229	69.39	187	227
Central Eólica Praias de Parajuru	85,834,843	100.00	86	128	100.00	71	107	100.00	72	89
Central Eólica Volta do Rio	274,867,441	100.00	275	207	100.00	117	171	100.00	139	58
Lightger (4)	79,078,937	49.00	79	98	49.00	79	106	49.00	79	95
Aliança Norte (Belo Monte plant)	41,923,360,811	49.00	1,209	1,148	49.00	1,209	1,189	49.00	1,208	1,266
Amazônia Energia (Belo Monte plant) (1)	1,322,597,723	74.50	1,323	1,252	74.50	1,323	1,296	74.50	1,323	1,380
Aliança Geração	1,291,582,500	45.00	1,291	1,858	45.00	1,291	1,858	45.00	1,291	1,858
Retiro Baixo	225,350,000	49.90	225	346	49.90	225	325	49.90	225	300
Usina Hidrelétrica Itaocara S.A.	156,259,500	49.00	156	(42)	49.00	72	(60)	49.00	69	(45)
Cemig Ger.Três Marias S.A.	1,291,423,369	100.00	1,291	1,652	100.00	1,291	1,452	100.00	1,291	1,408
Cemig Ger.Salto Grande S.A	405,267,607	100.00	405	527	100.00	405	455	100.00	405	446
Cemig Ger. Itutinga S.A.	151,309,332	100.00	151	212	100.00	151	180	100.00	151	184
Cemig Geração Camargos S.A.	113,499,102	100.00	113	165	100.00	113	144	100.00	113	136
Cemig Geração Sul S.A.	148,146,505	100.00	148	215	100.00	148	174	100.00	148	179
Cemig Geração Leste S.A.	100,568,929	100.00	101	148	100.00	101	127	100.00	101	127
Cemig Geração Oeste S.A.	60,595,484	100.00	61	106	100.00	61	84	100.00	61	73
Rosal Energia S.A.	46,944,467	100.00	47	115	100.00	47	127	100.00	47	128
Sá Carvalho S.A.	361,200,000	100.00	37	134	100.00	37	115	100.00	37	124
Horizontes Energia S.A.	39,257,563	100.00	39	60	100.00	39	55	100.00	39	57
Cemig PCH S.A.	45,952,000	100.00	46	90	100.00	46	90	100.00	46	98
Cemig Geração Poço Fundo S.A. (2)	97,161,578	100.00	97	114	100.00	1	4	100.00	1	4
Empresa de Serviços de Comercialização de Energia Elétrica S.A.	486,000	100.00	—	8	100.00	—	57	100.00	—	28
Cemig Trading S.A.	1,000,000	100.00	1	2	100.00	1	30	100.00	1	31
Cemig Distribuição	2,359,113,452	100.00	5,372	6,943	100.00	5,372	6,022	100.00	5,372	4,708
TAESA	1,033,496,721	21.68	3,042	6,685	21.68	3,042	6,026	21.68	3,042	4,927
Ativas Data Center	456,540,718	19.60	182	80	19.60	182	86	19.60	182	82
Gasmig	409,255,483	99.57	665	1,222	99.57	665	1,079	99.57	665	988
Cemig Sim	24,431,845	100.00	102	111	100.00	24	94	100.00	15	17
Companhia de Transmissão Centroeste de Minas	28,000,000	100.00	28	—	51.00	28	118	51.00	28	47
Sete Lagoas Transmissora de Energia	36,857,080	100.00	37	65	—	—	—	—	—	—
Axxiom Soluções Tecnológicas	68,064,706	49.00	68	9	49.00	65	9	49.00	58	27
UFV Janaúba Geração de Energia Elétrica Distribuída	18,509,900	49.00	7	5	49.00	19	22	—	—	—
UFV Corinto Geração de Energia Elétrica Distribuída	18,000,000	49.00	18	19	49.00	18	20	—	—	—
UFV Manga Geração de Energia Elétrica Distribuída	21,660,575	49.00	21	22	49.00	21	24	—	—	—
UFV Bonfinópolis Geração de Energia Elétrica Distribuída	13,197,187	49.00	13	13	49.00	13	13	—	—	—
UFV Lagoa Grande Geração de Energia Elétrica Distribuída	25,471,844	49.00	25	26	49.00	25	26	—	—	—
UFV Lontra Geração de Energia Elétrica Distribuída	29,010,219	49.00	29	29	49.00	29	29	—	—	—
UFV Mato Verde Geração de Energia Elétrica Distribuída	11,030,391	49.00	11	11	49.00	11	12	—	—	—
UFV Mirabela Geração de Energia Elétrica Distribuída	9,320,875	49.00	9	9	49.00	9	9	—	—	—
UFV Porteirinha I Geração de Energia Elétrica Distribuída	12,348,392	49.00	12	13	49.00	12	13	—	—	—
UFV Porteirinha II Geração de Energia Elétrica Distribuída	11,702,733	49.00	12	12	49.00	12	12	—	—	—
UFV Brasilândia Geração de Energia Elétrica Distribuída	25.629.900	49,00	26	27	—	—	—	—	—	—

* On November 11, 2021, Cemig GT signed a Contract for Share Purchase and Assignment of Credits for Consideration, for disposal of its entire equity interest in Renova Energia S.A., and for assignment, for consideration, of the totality of its credits held against that investee. Thus the investment was classified as a non-current asset held for sale. For more information, see Note 32.

(1)	Jointly-control under a Shareholders’ Agreement.
(2)	On February 23, 2021, Aneel authorized through Resolution 9,735 the Company transfer of ownership of the concession of the Poço Fundo Small Hydro Plant from Cemig Geração e Transmissão S.A. to Cemig Geração Poço Fundo S.A. The transfer was formalized by signature of a new concession contract, Nº. 01/2021, on April 16, 2021. In the third quarter, Cemig GT transferred to this investee, as an advance against future capital increase, the assets related to the Poço Fundo Small Hydro Plant, in the amount of R$77, as well as the amount of R$20, in cash. In the fourth quarter of 2021 the Company made a further injection, of R$40, into this investee, in cash.
(3)	On July 30, 2021, the Company made an advance for future capital increase in Cemig GT, of R$1,350, in order to provide the resources for the Cash Tender offer implementation. For further information about the Tender Offer, please see Note 22.
(4)	On December 9, 2021, Light disclosed to the market that it had signed a share purchase agreement with Brasal Energia S.A. for sale of its equity interest in Guanhães and LightGer, subject to the conditions precedent that are usual in this type of transaction. Brasal Energia S.A will join this investee existing shareholders’ agreements, complying fully with their terms.
(5)	The total of Shareholders’ equity originally disclosed by the investee was adjusted by the Company for the purposes of posting equity income (change in the value of equity in non-consolidated investees), to take into account the modifying subsequent events resulting from the judgments given in the arbitration proceedings to which Saesa is a party. There is more information below in this note.

The main balances for the affiliated and jointly controlled entities, at December 31, 2021, 2020 and 2019, are as follows:

2021	Hidrelétrica Itaocara S.A.	Ativas Data Center	Taesa	Axxiom Soluções Tecnológicas	Lightger	Hidrelétrica Cachoeirão
Assets
Current	5	42	2,135	13	35	29
Cash and cash equivalents	5	16	385	4	29	25
Non-current	11	96	13,761	19	120	93
Total assets	16	138	15,896	32	155	122

Liabilities
Current	58	39	1,417	21	11	1
Loans and financings	—	24	16	7	9	—
Non-current	—	19	7,794	2	46	1
Loans and financings	—	14	614	—	46	—
Equity	(42)	80	6,685	9	98	120
Total liabilities and equity	16	138	15,896	32	155	122

Statement of income
Net sales revenue	—	90	3,472	28	54	37
Cost of sales	(36)	(85)	(649)	(28)	(26)	(8)
Depreciation and amortization	—	(10)	(9)	(1)	(11)	(3)
Gross profit (loss)	(36)	5	2,823	—	28	29
General and administrative expenses	—	(7)	(169)	(4)	(1)	—
Finance income	—	—	34	—	2	2
Finance expenses	(30)	(3)	(844)	(1)	(11)	—
Operational profit (loss)	(66)	(5)	1,844	(5)	18	31
Share of (loss) profit, net, of subsidiaries and joint ventures	—	—	781	—	—	—
Income tax and social contribution tax	—	—	(411)	—	(3)	(2)
Net income (loss) for the year	(66)	(5)	2,214	(5)	15	29

Comprehensive income (loss) for the year
Net income (loss) for the year	(66)	(5)	(2,214)	(5)	15	29
Valuation adjustments	—	—	37	—	—	—
Comprehensive income (loss) for the year	(66)	(5)	2,251	(5)	15	29

2021	Hidrelétrica Pipoca	Retiro Baixo	Aliança Norte	Guanhães Energia	Amazônia Energia	Madeira Energia (1)	Baguari Energia
Assets
Current	18	111	—	15	—	928	72
Cash and cash equivalents	12	99	—	5	—	180	3
Non-current	101	322	1,150	392	1,254	23,286	218
Total assets	119	433	1,150	407	1,254	24,214	290

Liabilities
Current	10	38	—	41	2	2,309	21
Loans and financings	7	14	—	12	—	116	—
Non-current	14	49	2	111	—	20,413	26
Loans and financings	13	41	—	93	—	12,828	—
Equity	95	346	1,148	255	1,252	1,492	243
Total liabilities and equity	119	433	1,150	407	1,254	24,214	290

Statement of income
Net sales revenue	39	70	—	52	—	3,758	77
Cost of sales	(11)	(25)	—	(55)	(2)	(2,292)	(9)
Depreciation and amortization	(3)	(9)	—	(18)	—	(870)	(11)
Gross profit (loss)	28	45	—	(3)	(2)	1,466	68
General and administrative expenses	(2)	(3)	(2)	—	—	(80)	—
Finance income	—	4	—	—	—	265	4
Finance expenses	(2)	(5)	—	(8)	—	(3,476)	(4)
Operational profit (loss)	24	41	(2)	(11)	(2)	(1,825)	68
Share of (loss) profit, net, of subsidiaries and joint ventures	—	—	(39)	—	(42)	—	—
Income tax and social contribution tax	(1)	(13)	—	(2)	—	1,812	(23)
Net income (loss) for the year	23	28	(41)	(13)	(44)	(13)	45

Comprehensive income (loss) for the year	23	28	(41)	(13)	(44)	(79)	45
(1)	The amount of Shareholders’ equity originally disclosed by the investee was adjusted by the Company for the purposes of posting equity income (change in the value of equity in non-consolidated investees), to take into account the modifying subsequent events resulting from the judgments given in the arbitration proceedings to which Saesa is a party. There is more information below in this note.

2021	Aliança Geração	UFV Janaúba	UFV Corinto	UFV Manga	UFV Bonfinópolis II	UFV Lagoa Grande
Assets
Current	728	1	3	3	2	3
Cash and cash equivalents	378	1	2	2	2	3
Non-current	3,364	18	17	20	12	23
Total assets	4,092	19	20	23	14	26

Liabilities
Current	762	2	1	1	1	—
Loans and financings	101	—	—	—	—	—
Non-current	1,472	12	—	—	—	—
Loans and financings	700	—	—	—	—	—
Equity	1,858	5	19	22	13	26
Total liabilities and equity	4,092	19	20	23	14	26

Statement of income
Net sales revenue	1,096	5	4	6	3	6
Cost of sales	(102)	(2)	—	—	—	—
Depreciation and amortization	(157)	(2)	(1)	(1)	—	(1)
Gross profit (loss)	994	3	4	6	3	6
General and administrative expenses	(44)	—	(1)	(1)	(1)	(1)
Finance income	41	—	—	—	—	—
Finance expenses	(233)	(1)	—	—	—	—
Operational profit (loss)	758	2	3	5	2	5
Income tax and social contribution tax	(252)	(1)	—	(1)	(1)	(1)
Net income (loss) for the year	506	1	3	4	1	4

Comprehensive income (loss) for the year	506	1	3	4	1	4

2021	UFV Lontra	UFV Mato Verde	UFV Mirabela	UFV Porteirinha I	UFV Porteirinha II	UFV Brasilândia
Assets
Current	4	1	1	3	1	3
Cash and cash equivalents	3	1	1	2	—	2
Non-current	26	11	9	11	12	27
Total assets	30	12	10	14	13	30

Liabilities
Current	1	1	1	1	1	3
Equity	29	11	9	13	12	27
Total liabilities and equity	30	12	10	14	13	30

Statement of income
Net sales revenue	5	3	2	2	3	5
Depreciation and amortization	(1)	—	—	—	—	(1)
Gross profit (loss)	5	3	2	2	3	5
General and administrative expenses	(1)	(1)	(1)	—	(1)	(1)
Operational profit (loss)	4	2	1	2	2	4
Income tax and social contribution tax	(1)	—	—	—	—	(1)
Net income (loss) for the year	3	2	1	2	2	3

Comprehensive income (loss) for the year	3	2	1	2	2	3

2020	Hidrelétrica Itaocara S.A.	Ativas Data Center	Taesa	Axxiom Soluções Tecnológicas	Lightger	Hidrelétrica Cachoeirão
Assets
Current	3	39	2,360	20	103	30
Cash and cash equivalents	2	12	896	3	80	26
Non-current	10	104	11,745	21	129	80
Total assets	13	143	14,105	41	232	110

Liabilities
Current	73	39	841	25	72	2
Loans and financings	—	27	121	7	9	—
Non-current	—	18	7,238	7	54	—
Loans and financings	—	16	923	1	54	—
Equity	(60)	86	6,026	9	106	108
Total liabilities and equity	13	143	14,105	41	232	110

Statement of income
Net sales revenue	—	94	3,561	41	52	34
Cost of sales	(13)	(78)	(1,048)	(38)	(9)	(15)
Depreciation and amortization	—	(15)	(7)	(2)	(11)	(3)
Gross profit (loss)	(13)	16	2,513	3	43	19
General and administrative expenses	—	(8)	(153)	(5)	(1)	—
Finance income	—	—	39	—	2	1
Finance expenses	(5)	(3)	(514)	(1)	(16)	—
Operational profit (loss)	(18)	5	1,885	(3)	28	20
Share of (loss) profit, net, of subsidiaries and joint ventures	—	—	834	—	—	—
Income tax and social contribution tax	—	(2)	(456)	—	(2)	(1)
Net income (loss) for the year	(18)	3	2,263	(3)	26	19

Comprehensive income (loss) for the year	(18)	3	2,263	(3)	26	19

2020	Hidrelétrica Pipoca	Retiro Baixo	Aliança Norte	Guanhães Energia	Amazônia Energia	Renova	Madeira Energia
Assets
Current	21	87	—	13	—	998	945
Cash and cash equivalents	8	74	—	6	—	29	263
Non-current	89	331	1,189	405	1,296	1,299	21,370
Total assets	110	418	1,189	418	1,296	2,297	22,315

Liabilities
Current	17	30	—	27	—	725	1,150
Loans and financings	7	14	—	12	—	380	108
Non-current	20	63	—	123	—	2,680	18,906
Loans and financings	20	55	—	106	—	1,083	4,902
Equity	73	325	1,189	268	1,296	(1,108)	2,259
Total liabilities and equity	110	418	1,189	418	1,296	2,297	22,315

Statement of income
Net sales revenue	33	73	—	49	—	70	3,200
Cost of sales	(6)	(29)	—	(36)	—	(46)	(2,720)
Depreciation and amortization	(3)	(11)	—	(17)	—	(7)	(869)
Gross profit (loss)	27	44	—	13	—	24	480
General and administrative expenses	(1)	(4)	(1)	—	—	(122)	(82)
Finance income	—	2	—	—	—	—	258
Finance expenses	(2)	(6)	—	(10)	—	26	(2,112)
Operational profit (loss)	24	36	(1)	3	—	(72)	(1,456)
Share of (loss) profit, net, of subsidiaries and joint ventures	—	—	(77)	—	(84)	95	—
Income tax and social contribution tax	(2)	(3)	—	(2)	—	(1)	10
Net income (loss) for the year	22	33	(78)	1	(84)	22	(1,446)

Comprehensive income (loss) for the year	22	33	(78)	1	(84)	22	(1,446)

2020	Baguari Energia	Aliança Geração	UFV Janaúba	UFV Corinto	UFV Manga	UFV Bonfinópolis II

Assets
Current	63	805	3	2	1	—
Cash and cash equivalents	10	385	2	1	—	—
Non-current	209	2,461	19	18	23	13
Total assets	272	3,266	22	20	24	13

Liabilities
Current	22	503	—	—	—	—
Loans and financings	—	19	—	—	—
Non-current	21	905	—	1	2	—
Loans and financings	—	261	—	—	—	—
Equity	229	1,858	22	19	22	13
Total liabilities and equity	272	3,266	22	20	24	13

Statement of income
Net sales revenue	73	1,042	—	3	3	—
Cost of sales	(30)	(580)	3	—	—	—
Depreciation and amortization	(11)	(154)	(1)	(1)	(1)	—
Gross profit (loss)	43	462	3	3	3	—
General and administrative expenses	5	(47)	—	(1)	(2)	—
Finance income	2	28	—	—	—	—
Finance expenses	(1)	(63)	—	—	—	—
Operational profit (loss)	49	380	3	2	1	—
Share of (loss) profit, net, of subsidiaries and joint ventures	—	—	—	—	—	—
Income tax and social contribution tax	(17)	(126)	—	—	—	—
Net income (loss) for the year	32	254	3	2	1	—

Comprehensive income (loss) for the year	32	254	3	2	1	—

2020	UFV Lagoa Grande	UFV Lontra	UFV Mato Verde	UFV Mirabela	UFV Porteirinha I	UFV Porteirinha II
Assets
Current	2	—	1	—	1	—
Cash and cash equivalents	1	—	—	—	—	—
Non-current	24	29	11	9	12	12
Total assets	26	29	12	9	13	12

Liabilities
Current	—	1	—	—	—	—
Non-current	—	1	—	—	—	—
Equity	26	27	12	9	13	12
Total liabilities and equity	26	29	12	9	13	12

Statement of income
Net sales revenue	2	—	—	1	—	—
Cost of sales	—	(1)	—	—	—	—
Gross profit (loss)	2	(1)	—	1	—	—
General and administrative expenses	(1)	(1)	—	—	—	(1)
Operational profit (loss)	1	(2)	—	1	—	(1)
Income tax and social contribution tax	—	—	—	—	—	1
Net income (loss) for the year	1	(2)	—	1	—	—

Comprehensive income (loss) for the year	1	(2)	—	1	—	—

2019	Centroeste	Ativas Data Center	Taesa	Axxiom Soluções Tecnológicas	Hidrelétrica Cachoeirão	Hidrelétrica Pipoca	Retiro Baixo	Aliança Norte
Assets
Current	29	33	3,568	34	35	11	68	1
Cash and cash equivalents	27	8	83	7	30	2	56	1
Non-current	35	107	7,662	26	82	89	343	1,266
Total assets	64	140	11,230	60	117	100	411	1,267

Liabilities
Current	6	24	996	28	7	11	34	1
Loans and financings	3	13	10	8	—	7	14	—
Non-current	11	34	5,307	5	—	26	77	—
Loans and financings	8	31	4,159	—	—	26	68	—
Equity	47	82	4,927	27	110	63	300	1,266
Total liabilities and equity	64	140	11,230	60	117	100	411	1,267

Statement of income
Net sales revenue	17	83	1,795	53	38	30	70	—
Cost of sales	(5)	(75)	(574)	(54)	(17)	(15)	(30)	—
Depreciation and amortization	(1)	(18)	(5)	(2)	(3)	(3)	(9)	—
Gross profit (loss)	12	8	1,221	(1)	21	15	40	—
General and administrative expenses	(2)	(7)	(122)	(11)	—	—	(4)	(2)
Finance income	2	—	97	—	1	—	3	—
Finance expenses	(2)	(3)	(356)	(2)	—	(3)	(8)	—
Operational profit (loss)	10	(2)	840	(14)	22	12	31	(2)
Share of (loss) profit, net, of subsidiaries and joint ventures	—	—	306	—	—	—	—	19
Income tax and social contribution tax	(1)	—	(144)	5	(2)	(1)	(3)	—
Net income (loss) for the year	9	(2)	1,002	(9)	20	11	28	17
			—
Comprehensive income (loss) for the year	9	(2)	1,002	(9)	20	11	28	17

2019	Amazônia Energia	Madeira Energia	Baguari Energia	Renova (restated)	Lightger	Guanhães Energia	Aliança Geração
Assets
Current	—	750	60	21	87	11	935
Cash and cash equivalents	—	78	9	5	69	5	435
Non-current	1,380	21,680	187	2,269	124	419	2,409
Total assets	1,380	22,430	247	2,290	211	430	3,344
						—
Liabilities						—
Current	1	1,177	16	2,928	53	27	610
Loans and financings	—	73	—	1,507	9	12	161
Non-current	—	17,548	4	493	63	136	876
Loans and financings	—	10,925	—	55	63	127	276
Equity	1,379	3,705	227	(1,130)	95	267	1,858
Total liabilities and equity	1,380	22,430	247	2,291	211	430	3,344

Statement of income
Net sales revenue	—	3,198	68	98	50	51	1,103
Cost of sales	—	(2,508)	(23)	(66)	(27)	(38)	(681)
Depreciation and amortization	—	(869)	(9)	(9)	(11)	(14)	(151)
Gross profit (loss)	—	690	45	32	23	13	422
General and administrative expenses	—	(99)	—	(660)	(2)	(5)	(31)
Finance income	—	131	4	3	4	1	39
Finance expenses	—	(1,683)	(1)	(448)	(7)	(9)	(90)
Operational profit (loss)	—	(961)	48	(1,073)	18	—	340
Share of (loss) profit, net, of subsidiaries and joint ventures	20		—	66	—	—
Income tax and social contribution tax	—	10	(16)	(7)	(3)	(2)	(111)
Net income (loss) for the year	20	(951)	32	(1,014)	15	(2)	229

Comprehensive income (loss) for the year	20	(951)	32	(1,014)	15	(2)	229

Madeira Energia S.A. (‘MESA’) and FIP Melbourne (special purpose vehicle through which Cemig GT helds interests in ‘SAAG’)

Santo Antônio Energia S.A (‘SAESA’) is a wholy-owned subsidiary of MESA, SAESA’s, whose objects are operation and maintenance of the Santo Antônio Hydroelectric Plant and its transmission system, for 35 years from its signature, on June 13, 2008. The Santo Antônio Hydroelectric Plant began commercial operation with its first generating unit in 2012, and reached full generation in December 2016. Between the shareholders include Furnas, Odebrecht Energia, SAAG and the Company.

On December 31, 2021 MESA reported a negative net working capital, which was compounded by the arbitration decision effects described in the following topics. Hydroelectric plants project finances structurally present negative net working capital in the first years of operation, because they are built using high levels of financial leverage. On the other hand, they have firm long term contracts for energy supply as support and guarantee of payment of their debts.

To balance the situation of capital structure and liquidity, in addition to the measures described below, related to the arbitral decision effects, MESA has been adopting some actions aimed at reducing the operational expenditure, protecting the exposure to hydrological risks, optimizing the capital structure and managing the energy operations.

Arbitration proceeding 115/2018 – Madeira Energia S.A.

In 2018 SAAG and Cemig GT filed Arbitration Proceeding 115/2018, seeking to annul the capital increase, approved by MESA Extraordinary General Meeting held on August 28, 2018, through capitalization of the credits arising from the annulment of the capital increase made in 2014 , which had been annulled in a previous arbitration proceeding.

On December 13, 2021 was released the arbitration decision annulling the capital increase part of the arbitration procedding, as well as on March 16, 2022, the Market Arbitration Chamber published a decision on a motion for clarification, in which was determined the revert of the increase of capital made by the shareholders in this investee.

As a consequence of the arbitration decision, Cemig GT’s direct and indirect equity holding in Mesa is increased from 8.54% to 9.86%, and 6.97% to 8.05%, respectively, resulting in a consolidated ownership increase from 15.51% to 17.91%.

On April 29, 2022, MESA informed that the shareholder Furnas Centrais Elétricas S.A., which is also a party in the arbitration process, notified MESA that, on April 28, 2022, a preliminary injunction in their legal action was granted, for the immediate suspension of the CAM 115/2018 arbitration decision, in order to maintain the equity interest held before its effects. According to MESA’s legal advisors, the aforementioned suspension is not definitive and they assessed the probability of loss as probable, therefore, the investee maintained the provision for capital reduction in its quarterly financial information for the period ended on March 31, 2022.

Since the legal action in which the preliminary injunction was granted is currently in the initial stages, the Company, based on the opinion of its legal advisors, believes that a modification on the arbitration decision effects is remote.

Arbitration proceeding 21,511/ASM/JPA (c. 21,673/ASM) – Santo Antônio Energia S.A.

On January 31, 2022, was released the arbitration decision on arbitration proceeding in CCI (International Chamber of Commerce) Nº 21,511/ASM/JPA (c. 21,673/ASM), which consolidated the matters between Santo Antônio Energia S.A. (SAESA), Consórcio Construtor Santo Antônio (CCSA) and other parties, relating, in summary, to the following issues:

i.       Liability of CCSA for reimbursement of the costs of replenishing the collateral, and use of the contractual limitation clause, specified in contract.

ii.       Liability of SAESA relating to the increase in costs incurred by CCSA arising, mainly, from strikes and work stoppages occured from 2009 to 2013.

The result of this arbitration, made available by the International Arbitration Court of the International Chamber of Commerce on February 7, 2022, indicates that part of the claims of Saesa were accepted, as well as some of the claims of CCSA and where applicable of its co-consortium members against SAESA. Also, the arbitration decision initially declared as being without effect the instrument entitled “Terms and Conditions”, which was the basis for recognition by the Company of the “Reimbursable Expenditures”, as set out in an explanatory note to the financial statements of Saesa.

As well as the granted CCSA claims, with which Saesa vehemently disagrees, that have already been provisioned in SAESA financial statements as “Guarantee Deposits” (R$770) and “Other Provisions” (R$492), other claims were also granted with an estimated additional value of R$226 payable.

Under the financing contracts signed with the National Bank for Economic and Social Development (‘BNDES’) and financing contracts under on lending from the BNDES, any amounts that SAESA is ordered to pay will be paid in accordance with procedures determined in the respective contracts.

On March 9, 2022, SAESA filed a motion for clarification on certain matters of the final decision, including pecuniary aspects, and believes that only after evaluation of this claim and any other motions for clarification that may be requested by the other parties involved, the decision will become definitive and able to produce effects, with effective decision on any amounts that may eventually be payable by SAESA.

On April 11, 2022, SAESA requested, by means of a “exception of pre-execution” the extinction of a lawsuit filed by ‘Grupo Industrial Complexo Rio Madeira’ (GICOM), a CCSA member, for a partial execution of the arbitration decision, in the amount of R$645. In summary, GICOM believed that the decision released in the arbitration procedure would be final and enforceable. On April 17, 2022, a court decision was rendered in the lawsuit for partial execution of the arbitration decision, receiving the exception of pre-execution presented by SAESA and granting suspensive effect to interrupt the period for the executed debts payment until the Arbitral Court considers the motions for clarification or the exception of pre-execution is judged, whichever occurs first.

On April 29, 2022, the MESA Extraordinary General Meeting approved a capital increase until R$1.582, to be made in order to capitalize SAE. Cemig GT relinquished the right to subscribe the investee’s shares and will not make the contribution referring to its equity holding.

SAESA also reiterated that the arbitration proceedings are in progress, still treated with confidentiality.

Investment in Madeira Energia S.A.

The arbitration decision against the claims of SAE, is an event after the reporting period of these financial statements, with an adjusting effect and reflects the preliminary results of the arbitration decision, since it is about conditions that existed on December 31, 2021, as per the provisions of IAS 10 –Events After the Reporting Period.

As a result of the above mentioned arbitration decisions, the Company recognized a impairment of R$367, which results in reduction of the investment carrying amount to zero and, in accordance with IAS 28 – Investments in Associates and Joint Ventures, has constituted a liability of R$162 for the obligations assumed on behalf of investee in equity support and guarantee agreements.

The liability was estimated applying of the Company’s direct percentage shareholding in Mesa, currently 9.86%, applied to the expected cash outflow to settle the debt arising from the arbitration judgment. Considering that there are specific circumstances established in shareholders’ agreements, and in the share purchase agreement of SAAG, and in the guarantees themselves provided by SAAG to Saesa, the Company believes that it does not have a responsibility in relation to its indirect shareholding in Mesa, currently of 8.05%, since it did not assume the obligations which were contracted by SAAG to Saesa before it entered the business; therefore, the other shareholder, the former holder of 100% of the equity (AG Participações), remains as guarantor of all the related obligations to that investee.

Amazônia Energia S.A. and Aliança Norte Energia S.A.

Amazônia Energia and Aliança Norte are shareholders of Norte Energia S.A. (‘NESA’), which holds the concession to operate the Belo Monte Hydroelectric Plant. Through the jointly controlled entities referred to above, Cemig GT owns an indirect equity interest in NESA of 11.69%.

On December 31, 2021 NESA presents negative net working capital of R$189 (R$160 on December 31, 2020), and will spend further amounts on projects specified in its concession contract, even after conclusion of the construction and full operation of the Belo Monte Hydroelectric Plant. According to the estimates and projections, the negative net working capital, and the future demands for investments in the hydroelectric plant, will be supported by revenues from future operations and/or raising of bank loans.

The Company evaluated the recoverability amount of its investment in NESA, based on its value in use, in accordance with IAS 36 – Impairment of Assets, and IFRS 13 – Fair Value Measurement, and has concluded that the recoverable amount of the investment is higher than its carrying amout at December 31, 2021.

On September, 2015, NESA was awarded a preliminary injunction ordering the grantor to ‘abstain, until hearing of the application for an injunction made in the original case, from applying to Appellant any penalties or sanctions in relation to the Belo Monte Hydroelectric Plant not starting operations on the date established in the original timetable for the project, including those specified in an the grantor (Aneel) Normative Resolution 595/2013 and in the Concession Contract for the Belo Monte Hydroelectric Plant’. The legal advisors of NESA have classified the probability of loss as ‘possible’ and estimated the potential loss on December 31, 2019 to approximately R$2,832 (R$2,407 on December 31, 2020).

d)	Shareholding restructuring of the wholly-owned transmission - Centroeste

On November 24, 2021, the Extraordinary General Meeting of the wholly-owned subsidiary Cemig GT approved an increase in the share capital of Cemig GT, by subscription of the investment held by the Company in Centroeste, thus completing the shareholding restructuring authorized by the Company’s Board of Directors on February 12, 2021. Because it involved entities under common control, this restructuring is outside the scope of IFRS 3.

This transfer, which had the prior consent of Aneel, was recorded in amount of R$124, supported with valation report measured at book value on October 31, 2021.

e)	Acquisition of Sete Lagoas Transmissora de Energia S.A. (‘SLTE‘) - Business combination

On December 23, 2021, Cemig completed the acquisition of 100% of the shares in SLTE, under a share purchase agreement signed on July 27, 2021 with Cobra Brasil Serviços, Comunicações e Energia S.A. and Cobra Instalaciones Y Servicios S.A.

The Sete Lagoas 4 substation began operating in June 2014, and accesses the National Grid through switching from the Neves 1–Três Marias 345kW Transmission Line (345 kV), owned by Cemig GT, which already operates the related terminals at this substation.

The consideration transferred included (i) an amount of R$48 paid in cash, and (ii) a escrow account, of R$1, which is retained due to environmental issues pending resolution by SLTE. The amount retained will be transferred to Cobra if this issue is resolved on favorable terms to SLTE within 24 months, with Cemig having the right to indemnity for any losses that exceed this amount.

The Company applied the acquisition method to account the business combination and measured, provisionally, the identifiable assets acquired and the liabilities assumed at their respective acquisition-date fair value, in accordance with the provisions of IFRS 3. During the measurement period, the Company may retrospectively adjust the provisional amounts recognized at the acquisition date, to reflect any new information obtained about facts and circumstances that existed as of the acquisition date and, if known, would have affected the measurement of the amounts recognized. The measurement period is the period subsequent to the acquisition date during which the provisional amounts recognized for a business combination may be adjusted. It is limited to one year from the acquisition date.

Estimated fair value of net assets acquired

The preliminary fair value of net assets acquired at the acquisition date is as follows:

SLTE
Book value of the investee	58
Negative difference between fair value and equity value	(5)
Estimaged fair of net assets acquried	53
Bargain purchase, recognized in 2021 profit	(4)
Cash consideration paid for 100% of the equity of SLTE	49

The fair value of the assets and liabilities acquired at the acquisition date, is as follows:

Assets	Fair value on the transaction date	Liabilities	Fair value on the transaction date
Current	15	Current	3
Cash and cash equivalents	7	Loans and financings	2
Contract assets (1)	7	Other current liabilities	1
Other current assets	1	Non-current	35
Non-current	76	Loans and financings	11
Contract assets	73	Deferred tax liabilities	16
Other non-current assets	3	Taxes	8
		Fair value of net identifiable assets	53

(1)	Considering that the concession contract is identifiable and may be measured in objective and reliable terms, the negative difference between fair value and the carrying amount was recognized in the subgroup ‘Contractual assets’ in the consolidated financial statements, and was considered as part of the investment in the individual financial statements. The (negative) added value is amortized over the period of the concession.

The assets and liabilities of the subsidiary, and their results, are presented in operating transmission segment.

f)	Risks related to compliance with laws and regulations

Jointly controlled entities and affiliates:

Norte Energia S.A. (‘NESA’) - through Amazônia Energia and Aliança Norte

Investigations and other legal measures are in progress since 2015, conducted by the Federal Public Attorneys’ Office, which involve other shareholders of NESA and certain executives of those other shareholders. In this context, the Federal Public Attorneys have started investigations on irregularities involving contractors and suppliers of NESA and of its other shareholders, which are still in progress. At present, it is not possible to determine the outcome of these investigations, and their possible consequences. These might at some time in the future affect the investee. In addition, based on the results of the independent internal investigation conducted by NESA and its other shareholders, an infrastructure write-down of R$183 was already recorded at NESA, and reflected in the Company’s consolidated financial statements through the equity pick effect in 2015.

On March 9, 2018 ‘Operação Buona Fortuna’ started, as a 49th phase of ‘Operation Lava Jato’ (‘Operation Carwash’). According to what has been disclosed by the media this operation investigates payment of bribes by the construction consortium of the Belo Monte power plant, comprising the companies Camargo Corrêa, Andrade Gutierrez, Odebrecht, OAS and J. Malucelli. Management of NESA believes that so far there are no new facts that have been disclosed by the 49th phase of ‘Operation Carwash’ that require additional procedures and internal investigation in addition to those already carried out.

The Company’s management, based on its knowledge of the matters described above and on the independent procedure carried out, believes that the conclusions presented in the report of the independent investigation are adequate and appropriate. As a result, no adjustment has been made on its financial statements. The effects of any future changes in the existing scenario will be reflected appropriately in the Company’s financial statements.

Madeira Energia S.A. (‘MESA’)

There are ongoing investigation and other legal measures conducted by the Federal Public Attorneys’ Office, which involve other indirect shareholders of MESA and certain executives of those other indirect shareholders. In this context, the Federal Public Attorneys have started investigations searching for irregularities involving contractors and suppliers of MESA and of its other shareholders. In response to allegations of possible illegal activities, the investee and its other shareholders started an independent internal investigation.

The independent internal investigation, concluded in February 2019, in the absence of any future developments such as any leniency agreements by third parties that may come to be signed or collaboration undertakings that may be signed by third parties with the Brazilian authorities, found no objective evidence enabling it to be affirmed that there were any supposed undue payments by MESA (SAESA) that should be considered for possible accounting write-off, pass-through or increase of costs to compensate undue advantages and/or linking of MESA with the acts of its suppliers, in the terms of the witness accusations and/or cooperation statements that have been made public.

The Company’s management, based on its knowledge of the matters described above and on the independent procedures carried out, believes that the conclusions presented in the report of the independent investigation are adequate and appropriate. As a result, no adjustment has been made on its financial statements. The effects of any future changes in the existing scenario will be reflected appropriately in the Company’s financial statements.

Other investigations

In addition to the cases above, there are investigations being conducted by the Public Attorneys’ Office of the State of Minas Gerais (‘MPMG’) and by the Civil Police of the State of Minas Gerais (‘PCMG’), which aim to investigate possible irregularities in the investments made by the Company in Guanhães Energia and also in MESA.

Additionally, since 2017 Renova, whose equity interest held by Cemig GT was classified in Non-current assets held for sale in 2021, is part of an investigation conducted by the Civil Police of Minas Gerais State and other public authorities related to certain injections of capital made by the controlling shareholders, including the Company and its subsidiary Cemig GT, and injections made in prior years by Renova in certain projects under development.

The police investigations of the inquiries referred to as operation “E o vento levou” and of the Minas Gerais Civil Police have not yet been completed, but no results are expected from these investigations with effects that could significantly impact the Company’s financial statements, even if there may be any which were not recorded by Renova, since no contractual or constructive obligations to the investee were assumed either by the Company nor by any of its subsidiaries.

Considering the share purchase agreement signed for disposal of the investment held in Renova, as reported in Note 32 to these financial statements, no effects are expected after the conclusion of the sale transaction, considering that the share purchase instrument does not specify any right of indemnity against Cemig GT in relation to any act, fact, event, action or omission which took place before and/or after the date of its signature, except to the extent that they may constitute a violation or inexactitude of any of the declarations or warranties given by Cemig GT. In the contract, the parties expressly recognized the “no claims” nature of the transaction.

Internal procedures for risks related to compliance with law and regulations

Taking into account the investigations that are being conducted by public authorities relating to the Company and to certain investees, the governance bodies of the Company have authorized contracting third-party investigator to analyze the internal procedures related to these investments, as well as internal proceedings related to the acquisition of Light’s interest in Enlighted (see Note 25 of the Financial Statements). This independent investigation was subject to oversight of an independent Special Investigation Committee whose creation was approved by our Board of Directors.

The Company’s internal investigation was completed and the corresponding report was issued on May 8, 2020, and identified no objective evidence substantiating illegal acts made by Company in the Company’s investments that were the subjects of the investigation. Therefore, there was no impact in the Company consolidated financial statements, neither for the year ended in December 31, 2021 and 2020 nor for prior periods.

In the second half of 2019, Company signed tolling agreements with the Securities and Exchange Commission (SEC) and US Department of Justice (DOJ), which were extended until August, 2021, and on July 2021, respectively. Cemig has complied with the requests and intends to continue cooperating fully with the SEC and the DOJ, in accordance with any demands presented.

Due to the completion of the investigations for which the Special Investigation Committee was constituted, from the delivery of the final report by the third-party investigator, the governance bodies of the Company decided to extinguish that Committee. If there are any future needs resulting from developments in this matter, the Committee can be reinstated.

In the end of 2020 the Company began internal procedures for investigation of allegations received by the Minas Gerais State Public Attorneys’ Office, through Official Letters, the content of which refers to alleged irregularities in public bidding purchasing processes. The investigation is being conducted by a new Investigation Committee, with support from third-party investigator.

The independent internal investigation begun in 2020 has been concluded, and its final report has been delivered and was approved by the Investigation Committee on November 24, 2021: no matters was identified that might present a significant impact on the financial statements at December 31, 2021 or on financial statements for prior business years. However, the Company awaits completion of the investigations by the Public Attorneys’ Office of Minas Gerais State (MPMG) and by other Brazilian and international authorities that are still ongoing.

The Company will evaluate any changes in the future and potential impacts that could affect the financial statements, if appropriate. The Company will continue to cooperate with the relevant domestic and foreign authorities in these investigations.